15. RELATED PARTY BALANCES AND TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Due to affiliates	$ 14,089	$ 38,143
Mr. Li
Due to affiliates	144	144
Alliance Rich
Due to affiliates	8,369	32,560
Hebei Kaiyuan
Due to affiliates	5,567	5,430
Smart Success
Due to affiliates	$ 9	$ 9